Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - recycling into P&L (Note 15)	$ (25,749)	$ 0	$ 0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(6,164)	30,657	9,852
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(1,140)	(33,053)	$ (2,396)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - recycling into P&L (Note 15)	25,749
Cash flow hedges - effective portion of changes in fair value (Note 15)	(6,164)	29,625
Cash flow hedges | Interest rate risk | Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	6,164	(29,159)
Cash flow hedges - recycling into P&L (Note 15)	24,717
Cash flow hedge reserve	1,140	32,021
Cash flow hedges | Interest rate risk | Cap option
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	0	(466)
Cash flow hedges - recycling into P&L (Note 15)	0
Cash flow hedge reserve	0	0
Nominal amount		0
Carrying amount - Assets		0
Carrying amount - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		466
Hedge ineffectiveness recognized in profit or loss		0
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - recycling into P&L (Note 15)	24,717
Nominal amount	93,607	518,133
Carrying amount - Assets	1,286	32,929
Carrying amount - Liabilities	146	404
Cash flow hedges - effective portion of changes in fair value (Note 15)	(6,164)	29,159
Hedge ineffectiveness recognized in profit or loss	37	(507)
Cash flow hedges | Interest rate risk | 1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (22,916)	$ (41,048)
Average fixed interest rate	3.26%	1.42%
Cash flow hedges | Interest rate risk | 6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (18,039)	$ (38,879)
Average fixed interest rate	3.26%	1.41%
Cash flow hedges | Interest rate risk | More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (50,392)	$ (167,966)
Average fixed interest rate	3.26%	1.40%
Cash flow hedges | Fx rate risk | Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	$ 0	$ (1,032)
Cash flow hedges - recycling into P&L (Note 15)	1,032
Cash flow hedge reserve	0	1,032
Nominal amount	0	18,398
Carrying amount - Assets	0	1,032
Carrying amount - Liabilities	0	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	0	1,032
Hedge ineffectiveness recognized in profit or loss	$ 0	$ 0